Deferred Revenue and Income - Schedule of Deferred Revenue and Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	$ 35,588	$ 38,542
Less: non-current portion	(7,294)	(9,190)
Deferred revenue and income, current portion	28,294	29,352
Membership subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	27,543	30,051
Less: non-current portion	(1,121)	(2,610)
Online game revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	1,111	1,650
Pay per view subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	550	261
Government grants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	5,331	6,580
Less: non-current portion	(5,331)	(6,580)
Reimbursement from the depository [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	1,053
Less: non-current portion	$ (842)